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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ J. SITLANI          San Diego, California     11/13/09
   -----------------------      ---------------------   ------------
          [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 27
                                        --------------------

Form 13F Information Table Value Total: $ 5,700,483
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                      TITLE                VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
         NAME OF ISSUER              OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
-----------------------------------  -------- ---------  --------- ----------  --- ---- ------- --------  ----------  ------  ----
National Semiconductor Corp.           COM    637640103  $ 303,360 21,258,563  SH       SOLE              21,258,563
Baxter International Inc.              COM    071813109  $ 724,141 12,702,007  SH       SOLE              12,702,007
Unum Group                             COM    91529Y106  $ 349,045 16,280,063  SH       SOLE              16,280,063
The Home Depot, Inc.                   COM    437076102  $ 718,546 26,972,447  SH       SOLE              26,972,447
The Home Depot, Inc.                   COM    437076102  $ 239,369  8,985,337  SH       OTHER              8,985,337
Harman International Industries Inc.   COM    413086109  $  19,562    577,400  SH       SOLE                 577,400
Charles River Lab. Intl. Inc.          COM    159864107  $  30,107    814,150  SH       SOLE                 814,150
Precision Castparts Corp.              COM    740189105  $ 418,654  4,109,687  SH       SOLE               4,109,687
Supervalu Inc.                         COM    868536103  $  10,355    687,600  SH       SOLE                 687,600
Plantronics, Inc.                      COM    727493108  $  53,239  1,985,802  SH       SOLE               1,985,802
Zebra Technologies Corp.               COM    989207105  $  16,071    619,800  SH       SOLE                 619,800
Genzyme Corporation                    COM    372917104  $ 392,463  6,918,087  SH       SOLE               6,918,087
International Rectifier Corp.          COM    460254105  $  43,350  2,224,200  SH       SOLE               2,224,200
SPDR Trust Series 1                    COM    78462F103  $ 339,409  3,214,407  SH       SOLE               3,214,407
Burlington Northern Santa Fe Corp.     COM    12189T104  $ 275,258  3,448,049  SH       SOLE               3,448,049
Time Warner Inc.                       COM    887317303  $ 112,561  3,911,067  SH       SOLE               3,911,067
Esterline Technologies Corp.           COM    297425100  $  17,273    440,519  SH       SOLE                 440,519
Freeport-McMoRan Copper & Gold Inc.    COM    35671D857  $ 179,484  2,616,001  SH       SOLE               2,616,001
Occidental Petroleum Corporation       COM    674599105  $ 534,794  6,821,353  SH       SOLE               6,821,353
MetLife, Inc.                          COM    59156R108  $ 269,898  7,089,511  SH       SOLE               7,089,511
Gildan Activewear Inc.                 COM    375916103  $  45,583  2,311,500  SH       SOLE               2,311,500
Ameriprise Financial, Inc.             COM    03076C106  $  76,932  2,117,600  SH       SOLE               2,117,600
Cliffs Natural Resources Inc.          COM    18683K101  $  47,081  1,454,900  SH       SOLE               1,454,900
iShares Russell Midcap Value Index     COM    464287473  $  39,771  1,122,831  SH       SOLE               1,122,831
AGCO Corporation                       COM    001084102  $  53,130  1,922,900  SH       SOLE               1,922,900
Pharmaceutical Product Development,
 Inc.                                  COM    717124101  $  16,258    741,000  SH       SOLE                 741,000
Intuit Inc.                            COM    461202103  $ 374,789 13,150,500  SH       SOLE              13,150,500